Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
February 28, 2023
SUS-NPRT3-0423
1.9901907.101
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Entertainment - 1.4%
Netflix, Inc. (a)	783	252,228
Interactive Media & Services - 1.2%
Alphabet, Inc. Class A (a)	2,344	211,101
Media - 2.7%
Cable One, Inc.	142	98,067
Comcast Corp. Class A	4,855	180,460
Interpublic Group of Companies, Inc.	5,157	183,280
		461,807
TOTAL COMMUNICATION SERVICES		925,136
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.9%
Aptiv PLC (a)	1,329	154,536
Automobiles - 0.9%
General Motors Co.	2,517	97,509
Tesla, Inc. (a)	299	61,507
		159,016
Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc. (a)	4,368	170,876
Bright Horizons Family Solutions, Inc. (a)	2,082	164,145
		335,021
Hotels, Restaurants & Leisure - 1.2%
Marriott International, Inc. Class A	1,274	215,612
Household Durables - 1.7%
Taylor Morrison Home Corp. (a)	7,984	286,067
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	1,603	151,051
eBay, Inc.	4,634	212,701
		363,752
Specialty Retail - 1.9%
The Home Depot, Inc.	1,133	335,980
Textiles, Apparel & Luxury Goods - 2.4%
LVMH Moet Hennessy Louis Vuitton SE	303	251,892
Tapestry, Inc.	3,642	158,463
		410,355
TOTAL CONSUMER DISCRETIONARY		2,260,339
CONSUMER STAPLES - 5.2%
Beverages - 0.8%
Keurig Dr. Pepper, Inc.	4,260	147,183
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	7,432	147,748
Food Products - 0.5%
Darling Ingredients, Inc. (a)	1,394	88,198
Household Products - 2.1%
Procter & Gamble Co.	2,630	361,783
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	687	166,975
TOTAL CONSUMER STAPLES		911,887
ENERGY - 3.6%
Energy Equipment & Services - 1.3%
Baker Hughes Co. Class A	7,370	225,522
Oil, Gas & Consumable Fuels - 2.3%
Cheniere Energy, Inc.	467	73,478
Denbury, Inc. (a)	1,525	127,139
Valero Energy Corp.	1,561	205,631
		406,248
TOTAL ENERGY		631,770
FINANCIALS - 12.9%
Banks - 3.1%
Bank of America Corp.	10,594	363,374
Huntington Bancshares, Inc.	11,423	175,000
		538,374
Capital Markets - 5.8%
BlackRock, Inc. Class A	293	202,003
Moody's Corp.	682	197,882
Northern Trust Corp.	3,011	286,858
State Street Corp.	3,561	315,789
		1,002,532
Consumer Finance - 1.6%
American Express Co.	1,593	277,166
Insurance - 2.4%
The Travelers Companies, Inc.	2,302	426,146
TOTAL FINANCIALS		2,244,218
HEALTH CARE - 12.9%
Biotechnology - 1.5%
Moderna, Inc. (a)	543	75,374
Vertex Pharmaceuticals, Inc. (a)	626	181,722
		257,096
Health Care Providers & Services - 2.3%
Cigna Group	1,368	399,593
Life Sciences Tools & Services - 4.1%
Danaher Corp.	2,030	502,486
ICON PLC (a)	927	209,159
		711,645
Pharmaceuticals - 5.0%
Merck & Co., Inc.	3,436	365,041
Roche Holding AG (participation certificate)	425	122,544
UCB SA	1,997	171,893
Zoetis, Inc. Class A	1,313	219,271
		878,749
TOTAL HEALTH CARE		2,247,083
INDUSTRIALS - 10.8%
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	1,208	220,448
Building Products - 1.0%
Johnson Controls International PLC	2,904	182,139
Electrical Equipment - 2.3%
Acuity Brands, Inc.	1,037	201,137
Generac Holdings, Inc. (a)	381	45,724
Nextracker, Inc. Class A	300	9,132
Regal Rexnord Corp.	988	155,748
		411,741
Machinery - 2.0%
Deere & Co.	428	179,435
Ingersoll Rand, Inc.	2,822	163,874
		343,309
Professional Services - 4.2%
KBR, Inc.	6,090	335,620
Manpower, Inc.	1,547	131,309
Planet Labs PBC Class A (a)	10,020	46,192
Verisk Analytics, Inc.	1,268	216,967
		730,088
TOTAL INDUSTRIALS		1,887,725
INFORMATION TECHNOLOGY - 25.7%
Electronic Equipment & Components - 0.7%
Flex Ltd. (a)	5,390	122,676
IT Services - 3.7%
Accenture PLC Class A	1,164	309,100
MasterCard, Inc. Class A	570	202,515
PayPal Holdings, Inc. (a)	1,751	128,874
		640,489
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. (a)	1,860	146,159
NVIDIA Corp.	1,888	438,318
NXP Semiconductors NV	1,187	211,856
onsemi (a)	2,867	221,934
SolarEdge Technologies, Inc. (a)	462	146,879
		1,165,146
Software - 12.1%
Adobe, Inc. (a)	522	169,102
Autodesk, Inc. (a)	951	188,954
Intuit, Inc.	682	277,697
Microsoft Corp.	4,455	1,111,165
Salesforce.com, Inc. (a)	2,282	373,358
		2,120,276
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,921	430,585
TOTAL INFORMATION TECHNOLOGY		4,479,172
MATERIALS - 5.0%
Chemicals - 2.2%
Eastman Chemical Co.	1,138	96,958
Linde PLC	853	297,160
		394,118
Containers & Packaging - 2.8%
Avery Dennison Corp.	1,639	298,609
Crown Holdings, Inc.	2,141	185,218
		483,827
TOTAL MATERIALS		877,945
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Prologis (REIT), Inc.	2,975	367,115
UTILITIES - 2.7%
Electric Utilities - 2.1%
NextEra Energy, Inc.	2,377	168,838
ORSTED A/S (b)	2,239	194,889
		363,727
Water Utilities - 0.6%
American Water Works Co., Inc.	730	102,477
TOTAL UTILITIES		466,204
TOTAL COMMON STOCKS (Cost $18,079,798)		17,298,594

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus, Inc. Series E (a)(c)(d) (Cost $32,287)	37	31,780

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (e) (Cost $91,408)	91,389	91,408

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $18,203,493)	17,421,782
NET OTHER ASSETS (LIABILITIES) - 0.1%	18,458
NET ASSETS - 100.0%	17,440,240

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,889 or 1.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,780 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	109,161	4,468,106	4,485,859	2,938	-	-	91,408	0.0%
Total	109,161	4,468,106	4,485,859	2,938	-	-	91,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.